UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management
Address:           100 W Lawrence St STE 306
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          1/31/13
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465                         N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     1,080,960

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------






                                                                                          INVEST
                                                                                          -------
                                         TITLE                         SHRS                MENT
                                         -----  ---------  ---------  -------  ---  ----  -------
                                          OF                 VALUE    OR PRN   SH/  PUT/  DISCRE-  OTHER
                                         -----  ---------  ---------  -------  ---  ----  -------  -----
NAME OF ISSUER                           CLASS    CUSIP    (X$1,000)    AMT    PRN  CALL   TION     MGR    SOLE    SHARED  NONE
---------------------------------------  -----  ---------  ---------  -------  ---  ----  -------  -----  -------  ------  ----
---------------------------------------

Vanguard FTSE Emerging Markets ETF              922042858    15,141   340,026  SH         SLE          0  340,026
iShares Dow Jones US Real Estate                464287739    13,224   204,481  SH         SLE          0  204,481
SPDR Barclays High Yield Bond                   78464A417     7,419   182,252  SH         SLE          0  182,252
iShares Barclays 20+ Year Treasury Bond         464287432    13,990   115,450  SH         SLE          0  115,450
Proshares UltraShort QQQ                        74347X237     3,121   105,248  SH         SLE          0  105,248
iShares Russell 1000 Value Index                464287598     5,516    75,745  SH         SLE          0   75,745
Schwab US Aggregate Bond ETF                    808524839     3,023    57,758  SH         SLE          0   57,758